13FCONP

2/14/02

CONFIDENTIAL TREATMENT

01074984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **December 31, 2000**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: 4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-371-3813**

Signature, Place, and Date of Signing:

____________	**NYC NYS**	**2/13/01**
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report. }

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____________________

Form 13 F Information Table Entry Total: 19

Form 13 F Information Table Value Total: $333,710
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28______________	____________________

[Repeat as necessary.]

CONFIDENTIAL TREATMENT

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ________________________________

[Repeat as necessary]

FORM 13F INFORMATION TABLE
REPORT DATE: 12/31/2000
REPORTING MANAGER: M. H. DAVIDSON & CO., L.L.C.

CONFIDENTIAL TREATMENT REQUESTED

	NAME OF ISSUER	TITLE OF CLASS	CUSIP	MARKET VALUE (x$1000)	SHARES/ PRINCIPAL AMOUNT	SHARES/ PRINCIPAL	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
1	AGRIBRANDS INTERNATIONAL	CS	00849R105	10,989	205,400	SH		SOLE		205,400		
2	BANK UNITED	CS	65412108	37,892	555,700	SH		SOLE		555,700		
3	BIOCHEM PHARMACEUTICAL	CS	09058T108	12,720	400,641	SH		SOLE		400,641		
4	CHEVRON	CS	166751107	6,485	76,800	SH		SOLE		76,800		
5	DELHAIZE AMERICA CL.B	CS	246688204	6,741	374,500	SH		SOLE		374,500		
6	DELHIAZE AMERICA CL.A	CS	246688105	9,110	515,035	SH		SOLE		515,035		
7	FAIRFIELD COMMUNITIES	CS	304231301	5,589	397,475	SH		SOLE		397,475		
8	GEORGIA PACIFIC TIMBER GROUP	CS	373298702	5,514	184,200	SH		SOLE		184,200		
9	HONEYWELL	CS	438516106	68,693	1,451,900	SH		SOLE		1,451,900		
10	IBP INC.	CS	449223106	11,880	444,100	SH		SOLE		444,100		
11	INFINITY BROADCASTING	CS	45662S102	2,589	92,660	SH		SOLE		92,660		
12	MCN ENERGY	CS	55267J100	24,952	901,200	SH		SOLE		901,200		
13	OLD KENT CORP.	CS	679833103	10,896	249,050	SH		SOLE		249,050		
14	SDL INC.	CS	784076101	60,653	409,296	SH		SOLE		409,296		
15	SILICON VALLEY GROUP	CS	827066101	9,610	334,244	SH		SOLE		334,244		
16	SUMMIT BANCORP	CS	866005101	1,337	35,000	SH		SOLE		35,000		
17	US BANCORP	CS	902973106	1,760	60,300	SH		SOLE		60,300		
18	VOICESTREAM	CS	928615103	689	6,848	SH		SOLE		6,848		
19	VOICESTREAM VS (DT.1)	CS	928615103	45,611	453,281	SH		SOLE		453,281		
				333,710								